Voyage revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Voyage revenues

17.       Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the years ended December 31, 2023, 2024 and 2025, as presented in the consolidated income statements:

	Years ended December 31,
	2023	2024	2025

Time charters	$494,970	$710,894	$700,278
Voyage charters	450,410	555,234	340,394
Pool revenues	3,889	(670)	1,827
	$949,269	$1,265,458	$1,042,499

As of December 31, 2025, trade accounts receivable from voyage charter agreements amounted to $19,777 compared to $24,512 as of December 31, 2024 and are presented under “Trade accounts receivable, net” in the consolidated balance sheets. The decrease is mainly due to timing of collections and due to the lower number of vessels as of December 31, 2025 compared to the number of vessels in the corresponding period. No write-off was recorded in both years in connection with the voyage charter agreements.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations.  The Company recorded $6,075 as unearned revenue related to voyage charter agreements in progress as of December 31, 2024, which was recognized in earnings during the year ended December 31, 2025 as the performance obligations were satisfied in that period. In addition, the Company recorded $7,115 as unearned revenue related to voyage charter agreements in progress as of December 31, 2025 and is presented under “Deferred revenue” in the consolidated balance sheets, which will be recognized in earnings during the year ending December 31, 2026 as the performance obligations will be satisfied in that period. This increase of $1,040 at year end of 2025 compared to the same period in 2024 is mainly affected by the timing of collections and the increase in charter rates close to the end of the year 2025 compared to those prevailing during the respective period in 2024.

17.       Voyage revenues – (continued):

Further, as of December 31, 2025, capitalized contract fulfilment costs which are recorded under “Other current assets” decreased by $1,661 compared to December 31, 2024, from $4,433 to $2,772. This change was mainly attributable to the timing of commencement of revenue recognition and due to lower number of vessels at the end of the year 2025 compared to the respective period in 2024.

Demurrage income for the years ended December 31, 2023, 2024 and 2025 amounted to $13,649, $23,159 and $13,959, respectively, and is included within “Voyage charters” in the above table.

The amount invoiced to charterers in connection with the additional revenue for scrubber-fitted vessels under time-charter contracts (included within “Time charters” in the above table) was $54,943, $50,419 and $32,837 for the years ended December 31, 2023, 2024 and 2025, respectively, and did not include the fuel cost savings gained from the scrubber-fitted vessels which were employed under voyage charter agreements.

The amounts included within “Pool revenues” in the table above refer to adjustment to the Company’s revenues from the vessels operating in the CCL Pool (Note 4c), deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula. The adjustment from CCL Pool for the years ended December 31, 2023, 2024 and 2025 were $4,551, ($649) and $1,827, respectively. The remaining amounts for the years ended December 31, 2023 and 2024, refer to other immaterial participation adjustments deriving from profit sharing from participation in charter-in agreements with other parties.

As discussed in Note 1, during 2023, 2024 and 2025 the Company chartered-in a number of third-party vessels, to increase its operating capacity in order to satisfy its clients’ needs. Revenues generated from those charter-in vessels during the years ended December 31, 2023, 2024 and 2025 amounted to $24,892, $80,598 and $86,111, respectively, and are included in Voyage revenues in the consolidated income statements, out of which $3,643, $30,819 and $ 40,506, respectively, constitute sublease income deriving from time charter agreements.